NOTE 3 - ASSET SALE (Details Narrative) (Quarterly Report [Member], USD $)	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
Sale of Intangible Assets	$ 6,500,000
Asset held for sale, Carrying Value	0
Gain on Sale of Asset	6,500,000
Escrow Deposit	$ 300,000